DIVESTITURES	12 Months Ended
Dec. 31, 2013
DIVESTITURES

NOTE 5. DIVESTITURES

T2CN

On December 14, 2011, we completed the sale of our equity method investee T2CN. Pursuant to the agreement, we sold all of our ownership interest in T2CN to Hornfull Limited in exchange for a cash payment of $4.7 million, resulting in a gain of $4.7 million being recognized in 2011. Hornfull Limited also reimbursed us $790 thousand in cash for legal fees incurred by us in connection with the T2CN dispute.

IAHGames

In July 2012, we entered into agreements to sell a 60 percent ownership in IAHGames, together with the sale of a 100 percent ownership in Spring Asia Limited (“Spring Asia”), which has a 30 percent interest in Game First International Corporation (“GFI”), to IAHGames’ management and Management Capital International Limited (“MCIL”), a British Virgin Islands company owned by IAHGames’ management. We retained a 20 percent ownership in IAHGames. Upon the closing of the agreements, we deconsolidated the results of IAHGames’ operations and began accounting for our remaining 20 percent interest under the equity method.

Our Company accounted for the deconsolidation of and the retained noncontrolling investment in IAHGames in August 2012 at fair value.

In consideration for the sale of IAHGames and Spring Asia, we were to receive $3 million in cash. The consideration was to be collected in four equal installments, with the first due upon closing, the second due in October 2012, the third due in January 2013 and the fourth due in April 2013. The payments were collateralized by the shares of Spring Asia and were only released from the escrow in proportion to the payment made upon each installment. The first installment of $750 thousand was received upon the closing on August 15, 2012. However, the buyer had defaulted on the remaining three installments. Considering the uncertainty as to the collectability of the remaining three installments, we had deferred the disposal gain of $211 thousand against the consideration installments receivable of $2,250 thousand as of December 31, 2012. The deferred gain was determined as follows:

(In US$ thousand)	Amount
The fair value of consideration received and receivable, net of any transaction costs, plus	$3,000
The fair value of the 20% retained noncontrolling investment in IAH at the date of deconsolidation	—

3,000

The carrying amount (credit balance) of IAHGames at the date of deconsolidation	(14,536)
Net receivables due to GigaMedia from IAHGames waived upon the closing of the sale	17,542
Other comprehensive income component of equity related to IAHGames at the date of the deconsolidation	(217)

2,789

Deferred gain on deconsolidation of IAH	$211

On April 17, 2013, we entered into a settlement agreement with IAHGames, IAHGames’ management, and MCIL. Pursuant to the settlement agreement, either IAHGames or IAHGames’ management was to pay us $2,258 thousand, which included interest, to fulfill IAHGames’ obligation under the aforementioned sale of ownership in Spring Asia. In addition, MCIL was to purchase all of our remaining shares in IAHGames for a consideration of $1,000 thousand. The payments were received in May 2013. Upon the receipt of these payments, the above deferred gain and disposal gain for the remaining shares were recognized in the non-operating income accordingly.

JIDI Network Technology (Shanghai) Co., Ltd. (“JIDI”)

In June 2012, our board of directors approved a plan to liquidate and dissolve JIDI, a wholly-owned subsidiary, and Shanghai JIDI, a VIE controlled through a series of contractual arrangements.

Results for JIDI and Shanghai JIDI operations are reported as discontinued operations for all periods presented. The carrying amounts of the remaining assets and liabilities, if any, of JIDI and Shanghai JIDI were not significant to our consolidated financial statements as of December 31, 2012 and 2013, and we recorded a loss of approximately $588 thousand in connection with the disposal of property, plant and equipment, which was included within discontinued operations in 2012. The process of liquidation and dissolution was completed by the end of 2013. Summarized financial information for discontinued operations of JIDI and Shanghai JIDI are as follows:

(in US$ thousands)	2011	2012	2013
Revenue	$29	$100	$—

Loss from discontinued operations before tax	$(4,240)	$(2,521)	$(318)
Income tax expense	—	—	—

Loss from discontinued operations	$(4,240)	$(2,521)	$(318)

Non-controlling Interest in Gaming software and service business

We held a non-controlling equity interest in a gaming software and service business to July 2012, when we entered into another agreement with BEG to sell our non-controlling ownership interest, along with the shareholders loan (discussed in more detail in Note 26, “Related-Party Transactions”), for a consideration of $1.7 million. Of this consideration, $985 thousand was paid to us in cash, while the remainder related to the extinguishment of a 2009 tax liability. The closing of the sale occurred in August 2012. The sale resulted in the recognition of a gain of $2.5 million, net of transaction costs.